Litigation - Poland (Details) zł in Millions				12 Months Ended
	Dec. 20, 2019 EUR (€)	Nov. 26, 2016 EUR (€)	Nov. 26, 2016 PLN (zł)	Dec. 31, 2015 EUR (€) claim	Dec. 31, 2015 PLN (zł) claim	Dec. 31, 2013 item
Disclosure of contingent liabilities [line items]
Damages sought | €	€ 75,000
Magna Polonia, collusion litigation [member] | POLAND
Disclosure of contingent liabilities [line items]
Damages sought		€ 144,000,000	zł 618
P4, pricing litigation [member] | POLAND
Disclosure of contingent liabilities [line items]
Damages sought				€ 147,000,000	zł 630
Number of claims or lawsuits filed | claim				2	2
Number of operators under investigation | item						3